Schedule I - Parent Company Information	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule I - Parent Company Information

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

Parent Company Information

Years Ended December 31, 2020, 2019 and 2018

(All currency expressed in United States dollars in thousands)

	2020	2019	2018
Operating expenses:
General and administrative expense	$3,988	$4,089	$4,083
Total operating expenses	3,988	4,089	4,083
Loss from operations	(3,988)	(4,089)	(4,083)
Other income:
Equity in net income of subsidiaries	76,076	60,813	54,461
Interest income	80	—	—
Other, net	654	—	—
Net other income	76,810	60,813	54,461
Income before income tax	72,822	56,724	50,378
Income tax benefit	—	—	—
Net income attributable to Textainer Group Holdings Limited common shareholders	$72,822	$56,724	$50,378
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$1.37	$0.99	$0.88
Diluted	$1.36	$0.99	$0.88
Weighted average shares outstanding (in thousands):
Basic	53,271	57,349	57,200
Diluted	53,481	57,459	57,487
Other comprehensive income (loss), before tax:
Change in derivative instruments designated as cash flow hedges	(12,307)	(110)	—
Reclassification of realized loss (gain) on derivative instruments designated as cash flow hedges	2,806	(7)	—
Foreign currency translation adjustments	177	42	(127)
Comprehensive income, before tax	63,498	56,649	50,251
Income tax benefit related to items of other comprehensive income (loss)	91	—	—
Comprehensive income attributable to Textainer Group Holdings Limited common shareholders	$63,589	$56,649	$50,251

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I - CONDENSED BALANCE SHEETS

Parent Company Information

December 31, 2020 and 2019

(All currency expressed in United States dollars in thousands)

	2020	2019
Assets
Current assets:
Cash and cash equivalents	$12,372	$5,956
Prepaid expenses and other current assets	336	310
Due from affiliates, net	2,679	638
Total current assets	15,387	6,904
Investments in subsidiaries	1,245,427	1,253,763
Total assets	$1,260,814	$1,260,667
Liabilities and Shareholders’ Equity
Current liabilities:
Accounts payable and accrued expenses	$394	$476
Total current liabilities	394	476
Shareholders’ equity:
Common shares	587	583
Treasury shares	(86,239)	(17,746)
Additional paid-in capital	417,421	411,407
Accumulated other comprehensive loss	(9,744)	(511)
Retained earnings	938,395	866,458
Total shareholders’ equity	1,260,420	1,260,191
Total liabilities and shareholders’ equity	$1,260,814	$1,260,667

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I - CONDENSED STATEMENTS OF CASH FLOWS

Parent Company Information

Years ended December 31, 2020, 2019 and 2018

(All currency expressed in United States dollars in thousands)

	2020	2019	2018
Cash flows from operating activities:
Net income attributable to Textainer Group Holdings Limited common shareholders	$72,822	$56,724	$50,378
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income of subsidiaries	(76,076)	(60,813)	(54,461)
Dividends received from subsidiaries	76,167	46,823	—
Share-based compensation	4,723	4,388	7,355
Decrease (increase) in:
Prepaid expenses and other current assets	(26)	(128)	34
Increase (decrease) in:
Accounts payable and accrued expenses	(82)	(237)	145
Total adjustments	4,706	(9,967)	(46,927)
Net cash provided by operating activities	77,528	46,757	3,451
Cash flows from investing activities:
(Decrease) increase in investments in subsidiaries, net	(2,050)	(41,865)	127
Net cash (used in) provided by investing activities	(2,050)	(41,865)	127
Cash flows from financing activities:
Purchase of treasury shares	(68,493)	(8,597)	—
Issuance of common shares upon exercise of share options	1,295	126	130
Due (from) to affiliates, net	(2,041)	49	333
Net cash (used in) provided by financing activities	(69,239)	(8,422)	463
Effect of exchange rate changes	177	42	(127)
Net increase (decrease) in cash and cash equivalents	6,416	(3,488)	3,914
Cash and cash equivalents, beginning of the year	5,956	9,444	5,530
Cash and cash equivalents, end of the year	$12,372	$5,956	$9,444